Accumulated Deficit - Additional Information (Detail) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary [Member]	Dec. 31, 2013 E-Sun Sky Computer [Member]
Retained Earnings Adjustments [Line Items]
Percentage of after tax profits to be allocated to general reserve fund			10.00%	10.00%
Percentage of registered capital			50.00%	50.00%
PRC Subsidiary and VIEs restricted amount	$ 55,611	336,653